Significant accounting policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. Significant accounting policies

a.	Basis of presentation

The accompanying unaudited condensed interim consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information. In the opinion of Management, all adjustments considered necessary for a fair presentation, which are of a normal recurring nature, have been included. All inter-company balances and transactions are eliminated. The footnotes are condensed and do not include all of the disclosures required for a complete set of financial statements. Therefore, the unaudited condensed interim consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2017, included in the Partnership’s Annual Report on Form 20-F (the “Annual Report”).

It has been determined that PT Hoegh LNG Lampung, Höegh LNG FSRU III Ltd., Höegh LNG Colombia Holding Ltd., SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity’s residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity’s
expected residual returns and substantially all of the entity's activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated financial statements. Dividends may only be paid if the retained earnings are positive and a statutory reserve has been established equal to 20% of its paid up capital under Indonesian law. As of June 30, 2018, PT Hoegh LNG Lampung did not have adequate positive retained earnings to establish the required statutory reserves and therefore cannot make dividend payments under Indonesia law. Under the Lampung facility, there are limitations on cash dividends and loan distributions that can be made to the Partnership. Refer to note 9.

The Partnership has also determined that Höegh LNG FSRU III Ltd. is a VIE, as the equity investment does not provide sufficient equity to permit the entity to finance its activities without financial guarantees. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG FSRU III Ltd. are included in the consolidated financial statements. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distribution. Under the Gallant/Grace facility, there are limitations on dividends and loans distributions that can be made to the Partnership. Refer to note 9. The Partnership is a guarantor of the Gallant/Grace facility.

Höegh LNG Colombia Holding Ltd. is a VIE since the entity would not be able to finance its activities without financial guarantees under its subsidiary’s facility to finance the
Höegh Grace
. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and, as of December 1, 2017, receives all of the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG Colombia Holding Ltd., and subsidiaries, are included in the consolidated financial statements with a non-controlling interest reflected for the minority share until fully acquired by the Partnership on December 1, 2017. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distribution. Under the Gallant/Grace facility, there are limitations on dividends and loan distributions that can be made to the Partnership. Refer to note 9. The Partnership is a guarantor of the Gallant/Grace facility.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support at the time of its initial investment. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs, but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership’s carrying value is recorded in advances to joint ventures and accumulated losses of joint ventures in the consolidated balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $2.7 million and $2.6 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $3.3 million and $10.7 million, respectively, as of June 30, 2018 and December 31, 2017. The Partnership’s carrying value for SRV Joint Gas Two Ltd. consists of a receivable for the advances of $0.7 million and $0.7 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $3.0 million and $10.0 million, respectively, as of June 30, 2018 and December 31, 2017. The Partnership’s accumulated losses in the joint ventures are net liabilities largely
due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd and eliminations for consolidation to the balance sheet. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated losses), as the shares are pledged as security for the joint ventures’ long-term bank debt and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution. Refer to note 8.

b.	Significant accounting policies

The accounting policies used in the preparation of the unaudited condensed interim consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2017 included in the Partnership’s Annual Report.

c.	Recent accounting pronouncements

Recently adopted accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard,
Revenue from Contracts with Customers
, as subsequently updated by the FASB (“ASC 606”). Under the new standard, an entity must identify performance obligations and the transaction price in a contract, and allocate the transaction price to specific performance obligations to recognized revenue when the obligations are completed. Revenue for most contracts with customers will be recognized when promised goods or services are transferred to customers in an amount that reflects consideration that the entity expects to be entitled, subject to certain limitations. The scope of this guidance does not apply to leases, financial instruments, guarantees and certain non-monetary transactions. However, the scope of the guidance does apply to the allocation of the transaction price to lease elements and non-lease elements. Effective January 1, 2018, the Partnership adopted the requirements of ASC 606 to new and existing contracts not yet completed as of January 1, 2018, using the modified retrospective approach where the cumulative effect of initially applying the standard is recorded as an adjustment to the opening balance of equity. There were no changes to the timing or amount of revenue recognized and, therefore, no cumulative effect of initially applying the standard. Additional qualitative and quantitative disclosures are required and have been implemented for reporting periods beginning as of January 1, 2018, while prior periods are not adjusted and continue to be reported under the previous accounting standards. Refer to note 5.

Changes to
the Partnership’s
accounting policies as a result of adopting ASC 606 are discussed below:

Time charter revenues and related contract balances

The Partnership’s consolidated revenue and the revenue of the joint ventures are derived from long-term time charter contracts for the provision of an FSRU including the management and operation of the FSRU at the direction of the charterer.

Revenue recognition:
The Partnership is required to evaluate whether two or more contracts should be combined and accounted for as a single contract, whether the contract promises to deliver more than one distinct good or service, or performance obligations, and/or a lease, determine the transaction price under the contract, allocate the transaction price to the lease and the performance obligations and recognize revenue as the performance obligation is satisfied.

Performance obligations
:
The Partnership determined that its time charter contracts contain a lease and a performance obligation for the provision of time charter services. The lease of the vessel, representing the use of the vessel without any associated performance obligations or warranties, is accounted for in accordance with the provisions of ASC 840;
Leases
.

The provision of time charter services, including guarantees for the level of performance provided by the time charter contracts, is considered a distinct service and is accounted for in accordance with the provision of ASC 606,
Revenue from Contracts with Customers.
The Partnership determined that the nature of the time charter services promised, represents a single performance obligation, to stand ready over a 24-hour interval to accept LNG cargos, to regasify the LNG and discharge the resulting gas into a pipeline in accordance with the charterer’s instructions and requirements.

Time charter services revenue can be recognized as the performance obligation is satisfied over the 24-hour interval to the performance standards specified under the time charter contract. If the performance standards are not met, off-hire, reduced hire, liquidated damages or other performance payments may result.

Contract terms, determination of transaction price and allocation to performance obligations
:
The Partnership’s time charter contracts for all FSRUs, except the
Höegh Gallant
, include day rates or hire rates and warranty provisions with the following components:

●	Fixed element : The fixed element is a fixed per day fee intended to cover remuneration for use of the vessel and the provision of time charter services.
●
Operating expense reimbursement element
: The operating expense reimbursement element is a rate per day intended to cover the operating costs of the vessel, including the crew, insurance, consumables, miscellaneous services, spares and maintenance and repairs costs and management services and fees. The amount of the operating expense reimbursement element may be based on actual cost incurred, or fees subject to indexing or other adjustments after a defined period, or a combination of both.

●
Tax reimbursement element
: The tax reimbursement element may be a rate per day, based on the estimated liability for the year divided by the number of days in the year, subject to adjustment for actual taxes incurred, or a reimbursement of the costs as the taxes are incurred. The tax reimbursement element may cover withholding taxes, payroll taxes, other local taxes and current income tax expense for the jurisdiction in which the vessel operates as defined by the provisions of the individual time charter contract.

●
Performance warranties element
: The performance warranties element includes defined operational capacity and standards that can result in the FSRUs being off-hire or require compensation to the charterer through provision of reduced hire, liquidated damages or performance payments. Examples of performance warranties include the ability to discharge regasified LNG at specified performance rates, guaranteed minimum fuel consumption, guaranteed minimum boil-off rates and the ability to accept cargos.

The
Höegh Gallant
has a single day rate intended to cover all of the elements listed above. In addition, the time charter contract for the
Höegh Gallant
includes a provision for
15
days of off-hire for scheduled maintenance. The joint ventures’ time charter contracts also provide for upfront payments for variable costs for certain vessel modifications, drydocking costs, other additions to equipment or spare parts.

The hire rates for the
PGN FSRU Lampung
are invoiced at the beginning of the month. The
Höegh Gallant
and the
Höegh Grace
invoice time charter revenues monthly in arrears.

The transaction price is estimated as the standalone selling price for the lease and the time charter services components of the fixed day rate element. Variable consideration per day for operating expense and tax reimbursements is estimated at the most likely amount to which the Partnership is expected to be entitled to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty related to the variable consideration is resolved. When there is significant uncertainty related to that amount of variable consideration to be received, that variable consideration is considered constrained. Typically, variable reimbursements and performance warranties are known at the end of each 24-hour interval, or as subsequently reassessed at the end of the reporting period. However, to the extent interpretations of contractual provisions are complex and/or disputed with the customer, this could give rise to constrained variable consideration. Constrained variable consideration is not estimated.

Variable consideration is allocated entirely to one performance obligation when the variable day rate relates specifically to the efforts to satisfy the signal performance obligation. The default method of the relative standalone selling price method was used to allocate the remaining transaction price, principally the fixed element, between the lease and the time charter services. The total estimated transaction price for time charter services is considered variable consideration because it may be reduced by performance warranties.

The Partnership has made a policy election to exclude from the measurement of the transaction price all taxes assessed by a government entity on revenues, and collected on behalf of that government entity from customers, such as sales or value added taxes.

Lease revenue recognition
:
Leases are classified based upon defined criteria either as direct financing leases or operating leases. A lease that transfers substantially all of the benefits and risks of the FSRU to the charterer is accounted for as a financing lease by the lessor. All other leases that do not meet the criteria are classified as operating leases.

The lease component of time charters that are accounted for as operating leases is recognized on a straight line basis over the term of the charter. The
Höegh Gallant’s
time charter, which had a five-year lease term at inception, is accounted for as an operating lease. The
Höegh Grace's
time charter contracts, which have a non-cancellable charter period of ten years, are accounted for as an operating lease. Under one of the time charter contracts, the contract provides for additional variable payments, including a finance component, over the initial term depending upon the actual commencement date of the contract within a defined window of potential commencement dates. The variable payments are considered directly related to the lease performance obligation. The revenue, excluding the financing component, is recognized over the initial 10-year term. Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for final income tax directly related to the provision of the lease is recorded as a component of lease revenues. The amount of non-cash revenue is disclosed separately in the consolidated statement of cash flows.

The lease component of time charters that are accounted for as direct financing leases is recognized over the lease term using the effective interest rate method and is included in time charter revenues. Origination costs related to the time charter are a component of the net investment in direct financing lease and amortized over the lease term using the effective interest method. Direct financing leases are reflected on the consolidated balance sheets as net investments in direct financing leases. The
PGN FSRU Lampung
time charter, which had a 20-year lease term at inception, meets the criteria of transferring substantially all of the benefits and risks to the charterer and is accounted for as a direct financing lease.

Time charter services revenue recognition
:
Variable consideration for the time charter services performance obligation, including amounts allocated to time charter services, estimated reimbursements for vessel operating expenses and estimated reimbursements of certain types of costs and taxes, are recognized as revenues as the performance obligation for the 24-hour interval is fulfilled, subject to adjustment for off-hire and performance warranties. Constrained variable consideration is recognized as revenue on a cumulative catch-up basis when the significant uncertainty related to that amount of variable consideration to be received is resolved. Estimates for variable consideration, including constrained variable consideration, are reassessed at the end of each period. Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes directly related to the provision of the time charter services are recorded as a component of time charter service revenues. The amount of non-cash revenue is disclosed separately in the consolidated statement of cash flows.

Joint venture FSRUs lease and time charter services revenue recognition
: The Partnership’s interest in the Joint venture FSRU’s net income is included in the consolidated financial statements under the equity method of accounting, however, the Joint venture FSRU’s results are presented under the proportional consolidation method for the segment note (note 4) and the time charter revenue note (note 5). The
Neptune
and the
GDF Suez Cape Ann’s
time charters, which had a twenty-year lease term at inception, are accounted for as operating leases. The joint ventures’ time charters include provisions for the charterer to make upfront payments to compensate for variable cost for certain vessel modifications, drydocking costs, other additions to equipment or spare parts. The expenditures are considered costs required to fulfil the lease component of the contract. Payments for modifications are deferred and amortized over the shorter of the remaining charter period or the useful life of the additions. Payments for reimbursement of drydocking costs are deferred and recognized on a straight line basis over the period to the next drydocking.

The accounting policy for time charter services for the joint ventures is the same as described above.

Significant judgments in revenue recognition
:
The Partnership does not provide stand-alone bareboat leases or time charter services for FSRUs. As a result, observable stand-alone transaction prices for the performance obligations are not available. The estimation of the transaction price for the lease and the time charter service performance obligation is complex, subject to a number of input factors, such as market conditions when the contract is entered into
, internal return objectives and pricing policies, and requires substantial judgment. Significant changes in the transaction price between the two performance obligations could impact conclusions on the accounting for leases as financing or operating leases. In addition, variable consideration is estimated at the most likely amount that the Partnership expects to be entitled to. Variable consideration is reassessed at the end of the reporting period taking into account performance warranties. The time charter contracts include provisions for performance guarantees that can result in off-hire, reduced hire, liquidated damages or other payments for performance warranties. Measurement of some of the performance warranties can be complex and require properly calibrated equipment on the vessel, complex conversions and computations based on substantial judgment in the interpretation of the contractual provisions. Conclusions on compliance with performance warranties impacts the amount of variable consideration recognized for time charter services.

Contract assets:
Revenue recognized in excess of the monthly invoiced amounts, or accrued revenue, is recorded as contract assets on the consolidated balance sheet. The contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables.

Contract liabilities:
Advance payments in excess of revenue recognized, or prepayments, and deferred revenue is recorded as contract liabilities on the consolidated balance sheet. Contract assets and liabilities are reported in a net position for each customer contract or combined contracts at the end of each reporting period. Contract liabilities are classified as current or non-current based on the expected timing of recognition of the revenue. Current and non-current contract liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables and other long-term liabilities, respectively.

Refund liabilities:
Amounts invoiced or paid by the customer that are expected to be refunded to the customer are recorded as refund liabilities on the consolidated balance sheet. Refund liabilities may include invoiced amounts for estimated reimbursable operating expenses or other costs and taxes that exceeded the actual costs incurred, or off-hire, reduced hire, liquidated damages, or other payments for performance warranties. Refund liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables.

Remaining performance obligations
:
Remaining performance obligations represent the transaction price of contracts with customers under the scope of ASC 606 for which work has not been performed excluding unexercised contract options to extend the term. The Partnership qualifies for and has elected to apply the exemption to disclose the aggregate amount of remaining transaction price allocated to unsatisfied performance obligations at the end of the reporting period as consideration for time charter services is variable and allocated entirely to wholly satisfied performance obligations. As described in note 1, the Partnership’s FSRUs operate under long-term time charter contracts which terminate between April 2020 for the
Höegh Gallant
and 2034 for the
PGN FSRU Lampung
. As a result, the time service revenue for the period reflected in note 5, as adjusted for off-hire and warranty provision, when applicable, would be expected to be indicative of the of the future time charter service revenue until April 2020.

Statement of cash flows
: In August 2016, the FASB issued revised guidance for
Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments
. The guidance clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The Partnership implemented this guidance on January 1, 2018. The Partnership's adoption of this standard did not have a material impact on the Partnership's consolidated statement of cash flows or related disclosures.

In November 2016, the FASB issued revised guidance for
Statement of Cash Flows: Restricted Cash
. The amendments require that the statement of cash flows explain the change during the period in the total cash, cash equivalents and amounts generally described as restricted cash when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. The Partnership implemented the revised guidance on January 1, 2018 using a retrospective transition method to all periods presented. The adoption changed how restricted cash is reported in the consolidated statement of cash flows as follows for the three and six months ended June 30, 2017:

		As of June 30, 2017
		Three months ended
		Balance Prior to	Adjustments	As
(in thousands of U.S. dollars)	Cash Flow Line Items	Adoption	Increase/(Decrease)	Adjusted

OPERATING ACTIVITIES	Restricted cash	$(3,078)	3,078	$—
INVESTING ACTIVITIES	Cash acquired in the purchase of the Höegh Grace entities	—	—	—
FINANCING ACTIVITIES	Restricted cash	78	(78)	—

Increase (decrease) in cash, cash equivalents and restricted cash		(3,315)	3,000	(315)
Cash, cash equivalents and restricted cash, beginning of period		18,767	22,994	41,761
Cash, cash equivalents and restricted cash, end of period		$15,452	25,994	$41,446

		As of June 30, 2017
		Six months ended
		Balance Prior to	Adjustments	As
(in thousands of U.S. dollars)	Cash Flow Line Items	Adoption	Increase/(Decrease)	Adjusted

OPERATING ACTIVITIES	Restricted cash	$(3,844)	3,844	$—
INVESTING ACTIVITIES	Cash acquired in the purchase of the Höegh Grace entities	3,774	19	3,793
FINANCING ACTIVITIES	Restricted cash	78	(78)	—

Increase (decrease) in cash, cash equivalents and restricted cash		(3,463)	3,785	322
Cash, cash equivalents and restricted cash, beginning of period		18,915	22,209	41,124
Cash, cash equivalents and restricted cash, end of period		$15,452	25,994	$41,446

Amounts included in restricted cash represent balances deposited with a bank as required under debt facilities to settle withholding and other tax liabilities and other current obligations of the entity, principal and interest payments as required by the debt facilities. Restricted cash is classified as long-term when the settlement is more than 12 months from the balance sheet date.

Recently issued accounting pronouncements
Refer to note 2 of the audited financial statements for the year ended December 31, 2017 included in the Partnership’s Annual Report for recently issued accounting pronouncements expected to impact the Partnership.